Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2020
FNMA, GNMA, FHLMC VIE
Carrying Amount and Classification of Assets Related to the Corporation's Variable Interests in Non-Consolidated VIEs and Maximum Exposure to Loss
(In thousands)	December 31, 2020	December 31, 2019
Assets
Servicing assets:
Mortgage servicing rights	$90,273	$115,718
Total servicing assets	$90,273	$115,718
Other assets:
Servicing advances	$8,769	$29,212
Total other assets	$8,769	$29,212
Total assets	$99,042	$144,930
Maximum exposure to loss	$99,042	$144,930